TAXES - Tax Effects of Temporary Differences of Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets
Retirement benefits	$ 255	$ 126
Leases	340	380
Stock-based and other compensation	60	37
Domestic tax loss/credit carryforwards	16	643
Deferred income	31	50
Foreign tax loss/credit carryforwards	76	509
Allowance for credit losses	10	37
Fixed assets and depreciation	130
Restructuring charges		59
Limitation on deductibility of interest		50
Accruals	57	91
Other	54
Gross deferred tax assets	1,029	1,982
Less: valuation allowance	(6)	(1,110)	$ (650)
Net deferred tax assets	1,023	872
Deferred Tax Liabilities
Fixed assets and depreciation		80
Goodwill and intangible assets		45
Leases and right-of-use assets	331	331
Undistributed foreign earnings	25	57
Deferred transition costs	106
Other	21	12
Gross deferred tax liabilities	$ 483	$ 525